PC&J PERFORMANCE FUND

Semi-Annual Report
to Shareholders
June 30, 2000

The PC&J Performance Fund is a registered investment company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 2000 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.

/s/ JAMES JOHNSON ___________________ James Johnson Secretary

/s/ KATHLEEN CARLSON ___________________ Kathleen Carlson Treasurer

PC&J PERFORMANCE FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 1999, 1998, 1997, and 1996 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 2000 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

Selected Data for Each Share
of Capital Stock Outstanding         2000        1999    1998    1997   1996
Throughout the Period               (Unaudited)

Net asset value-beginning of period  $39.41      $34.23  $27.01  $21.11  $19.18
                                     --------    ------- ------- ------- -------
Income from investment operations:
   Net investment income (loss)       (0.09)      (0.18)  (0.11)  (0.03)   0.06
   Net realized and unrealized
   Gain (loss) on securities          (0.17)       6.01    8.69    7.54    3.73
                                     --------    ------- ------- ------- -------

Total from investment operations      (0.26)       5.83    8.58    7.51    3.79
                                     --------    ------- ------- ------- -------

Less dividends:
   From net investment income         (0.00)      (0.00)  (0.00)  (0.00)  (0.06)
   From net realized gain
      on investments                  (0.00)      (0.65)  (1.36)  (1.61)  (1.80)
                                     --------    ------- ------- ------- -------
Total dividends                       (0.00)      (0.65)  (1.36)  (1.61)  (1.86)
                                     --------    ------- ------- ------- -------

Net asset value-end of period        $39.15      $39.41  $34.23  $27.01  $21.11
                                     ========    ======= ======= ======= =======

Total return                          (0.66%)     17.03%  31.77%  35.58%  19.80%

Ratios to average net assets
   Expenses                            1.49% *     1.50%   1.50%   1.50%   1.50%
   Net investment income (loss)       (0.46%)*    (0.52%) (0.38%) (0.12%)  0.30%

Portfolio turnover rate               57.78% *    23.72%  25.60%  22.44%  64.31%

Net assets at end of period (000's)  $64,132     $63,003 $48,832 $37,453 $28,638
* Annualized

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2000
(UNAUDITED)

                                      PERCENT   NUMBER
                                      OF NET     OF               MARKET
SECURITY (Note A)                     ASSETS    SHARES            VALUE

COMMON STOCKS:
Capital goods and transportation:     9.5%
   General Electric Co.                          55,800       $     2,957,400
   Tyco International Ltd.                       46,000             2,179,250
   United Technologies Corp.                     16,600               977,325
                                                              ----------------
                                                                    6,113,975
                                                              ----------------

Consumer cyclicals:                   5.9
   Comcast Corp. Class A                         15,000               608,438
   Walt Disney Co.                               35,000             1,358,437
   Home Depot Corp.                              10,200               509,363
   Wall Mart Stores Inc.                         22,000             1,267,750
                                                              ----------------
                                                                    3,743,988
                                                              ----------------

Consumer staples:                    10.4
   American Home Products Corp.                  32,000             1,880,000
   Clorox Co.                                    29,000             1,299,563
   Gillette Co.                                  20,600               719,712
   Lilly (Eli) & Co.                             12,500             1,248,438
   Merck & Co., Inc.                             20,000             1,532,500
                                                              ----------------
                                                                    6,680,213
                                                              ----------------

Energy:                               5.3
   Chevron Corp.                                 10,200               865,088
   Cooper Cameron Corp.¹                         18,000             1,188,000
   Enron Corp.                                    5,000               322,500
   Exxon Mobil Corp.                             12,673               994,830
                                                              ----------------
                                                                    3,370,418
                                                              ----------------

Financial services:                   23.7
   American Express Co.                          24,600             1,282,275
   American International Group Inc.             11,023             1,295,202
   Bank of New York Inc.                         12,000               558,000
   Citigroup Inc.                                36,750             2,214,187
   Franklin Resources Inc.                       24,000               729,000
   Goldman Sachs Group                            6,000               569,250
   Nasdaq 100 Trust Series I¹                    15,000             1,397,813
   Northern Trust Corp.                          25,800             1,677,000
   S&P 500 SPDR                                  22,050             3,203,452
   Schwab (Charles) Corp.                        45,075             1,515,647
   Wells Fargo & Co.                             20,000               775,000
                                                              ----------------
                                                              $    15,216,826
                                                              ----------------
¹ Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2000
(UNAUDITED)

                                      PERCENT   NUMBER
                                      OF NET     OF               MARKET
SECURITY (Note A)                     ASSETS    SHARES            VALUE

Industrial commodities:               4.4%
   Alcoa Inc.                                    52,800       $     1,531,200
   Sealed Air Corp.¹                             25,000             1,309,375
                                                              ----------------
                                                                    2,840,575
                                                              ----------------

Technology:                          22.6
   B2B Internet Holders Trust                     6,000               247,125
   Cisco Systems Co., Inc.¹                      42,500             2,701,406
   EMC Corp.(1)                                  24,800             1,908,050
   Intel Corp.                                   15,000             2,004,375
   International Business Machines Inc.          15,400             1,687,263
   Internet Infrastructure Holders Trust          6,000               374,625
   Kana Communications¹                              99                 6,126
   LSI Logic Corp.¹                              30,000             1,623,750
   Microsoft Corp.¹                              22,000             1,758,625
   Oracle Corp.¹                                 13,000             1,092,000
   Peregrine systems Inc.¹                          135                 4,699
   Sun Microsystems Inc.¹                         6,000               545,625
   Texas Instruments Inc.                         8,000               549,500
                                                              ----------------
                                                                   14,503,169
                                                              ----------------

Telecommunications:                  11.6
   America Online Inc.¹                          34,200             1,804,050
   Global Crossing Ltd.¹                         16,100               423,631
   Lucent Technologies Inc.                      18,768             1,112,004
   Motorola Inc.                                 18,000               523,125
   Nextel Communications Class A¹                10,060               615,546
   Qualcomm Inc.¹                                 4,000               239,750
   Qwest Communications Inc.¹                    20,000               993,750
   SBC Communications Inc.                       18,000               778,500
   Worldcom Inc.¹                                19,800               908,325
                                                              ----------------
                                                                    7,398,681
                                      -------                 ----------------
TOTAL COMMON STOCKS
   (Cost $33,831,957)                  93.4%                  $    59,867,845
                                                              ----------------
¹ Non-income producing security.
See notes to financial statements.

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2000
(UNAUDITED)

                                   PERCENT   NUMBER
                                   OF NET     OF               MARKET
SECURITY (Note A)                  ASSETS    SHARES            VALUE

SHORT-TERM OBLIGATIONS                6.2%
   Firstar Treasury Fund                                      $       996,305
   Firstar Federal Prime
      Obligations Fund                                              3,000,000
                                                              ----------------
TOTAL SHORT-TERM OBLIGATIONS
   (Cost $3,996,305)                                                3,996,305
                                      -------                 ----------------
TOTAL INVESTMENTS
   (Cost $37,828,262)²                  99.6%                  $   63,864,150
                                      =======                 =================

¹ Non-income producing security.
² Represents cost for federal income tax purposes and differs from value by net unrealized appreciation (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
(UNAUDITED)

ASSETS:
Investments in securities, at market value                      $    63,864,150
   (Cost basis - $37,828,262) (Notes A & D)

Receivables:
   Dividends and interest                                                37,642
   Securities sold                                                      308,374
                                                                ----------------
Total assets                                                         64,210,166
                                                                ----------------

LIABILITIES - Accrued expenses (Note B)                                 (78,489)
                                                                ----------------
NET ASSETS                                                      $    64,131,677
                                                                ================

SHARES OUTSTANDING (Unlimited authorization - no par value):
   Beginning of period                                                1,598,837
   Net increase (Note C)                                                 39,202
                                                                ----------------
   End of Period                                                      1,638,039
                                                                ================

NET ASSET VALUE, offering price and redemption price per share  $         39.15
                                                                ================

NET ASSETS CONSIST OF:
   Paid in capital                                              $    31,276,537
   Net unrealized appreciation on investments                        26,035,888
   Net investment (loss)                                               (144,331)
   Accumulated net realized gain on investments                       6,963,583
                                                                ----------------
   Net Assets                                                   $    64,131,677
                                                                ================
See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

INVESTMENT INCOME (Note A):
   Dividends                                                       $    209,524
   Interest                                                             115,042
                                                                   -------------
Total investment income                                                 324,566
                                                                   -------------

EXPENSES (Note B):
   Investment advisory fee                                              312,598
   Management fee                                                       156,299
                                                                   -------------
Total expenses                                                          468,897
                                                                   -------------

NET INVESTMENT (LOSS)                                                  (144,331)
                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
   Net realized gain on investments                                   6,936,865
   Change in unrealized appreciation (depreciation) of investments   (7,114,067)
                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS ) ON INVESTMENTS                (177,202)
                                                                   -------------
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                       $   (321,533)
                                                                   =============
See notes to financial statements.

PC&J PERFORMANCE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                         For the Six Months     For the Year
                                              Ended                Ended
                                          June 30, 2000       December 31, 1999
                                            (Unaudited)
                                         ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment (loss)                  $    (144,331)       $    (291,739)
   Net realized gain on investments           6,936,865            1,046,382
   Change in unrealized appreciation
      (depreciation) of investments          (7,114,067)           7,898,921
                                          --------------       --------------
Net increase (decrease) in net assets
   from operations                             (321,533)           8,653,564
                                          --------------       --------------

DIVIDENDS TO SHAREHOLDERS:
   Dividends from net investment income               0                    0
   Dividends from net realized gain
      on investments                                  0           (1,019,664)
                                          --------------       --------------
Net (decrease) in assets from
   dividends to shareholders                          0           (1,019,664)
                                          --------------       --------------
INCREASE IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)           6,537,042            1,450,694
                                          --------------       --------------
Total increase in net assets                  1,129,161           14,170,942

NET ASSETS:
   Beginning of period                       63,002,516           48,831,574
                                          --------------       --------------
   End of period                          $  64,131,677        $  63,002,516
                                          ==============       ==============
See notes to financial statements.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2000

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PC&J Performance Fund (the “Fund”) commenced operations on December 23, 1983, as a “no-load, open-end, diversified” investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make stimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1)	Security Valuations - Investments in securities traded on a national securities exchange are valued at the last sale price as of the close of New York trading on the day the securities are being valued; securities traded on the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as one or the other may be quoted by the NASDAQ System as of the close of New York trading on the day the securities are being valued; securities and other assets for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees of the Fund.

(2)	Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

(3)	Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific ot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

B.	INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

The Fund has an investment advisory agreement with Parker, Carlson & Johnson, Inc. (the “Advisor”), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $312,598 for the six months ended June 30, 2000.

The Fund has a management agreement with PC&J Service Corp., (the “Service Corp.”), which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $156,299 for the six months ended June 30, 2000.

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2000

B.	INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT(Continued)

The Fund's shareholders have adopted a Distribution Expense Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.
Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.

C.	CAPITAL SHARE TRANSACTIONS
                           For the Six Months Ended        For the Year Ended
                               June 30, 2000                December 31, 1999
                         ------------------------------------------------------

     Shares sold            91,775    $  3,545,820     242,347    $  8,992,472
     Shares issued in
       reinvestment of
       dividends                 0               0      25,876       1,019,664
                         ----------   -------------  ----------   -------------
                            91,775       3,545,820     268,223      10,012,136
     Shares redeemed       (52,573)     (2,095,126)    (95,889)     (3,475,094)
                         ----------   -------------  ----------   -------------
     Net increase           39,202    $  1,450,694     172,334    $  6,537,042
                         ==========   =============  ==========   =============
D.	INVESTMENT TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended June 30, 2000, aggregated $16,948,038 and $117,337,225, respectively.

At June 30, 2000 gross unrealized appreciation on investments was $28,452,791 and gross unrealized depreciation on investments was $2,416,903 for a net unrealized appreciation of $26,035,888 for financial reporting and federal income tax purposes.